INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials and components	$ 1,881	$ 2,140
Work-in-progress	1,306	1,894
Finished products	10,753	14,367
Inventory, Total	$ 13,940	$ 18,401